Leases (Tables)	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the balance sheets.
	September 30, 2024	September 30, 2023
Operating lease right-of-use assets	$256,117	$-

Operating lease liabilities – current	$185,154	$-
Operating lease liabilities – non-current	96,175	-
Total operating lease liabilities	$281,329	$-
The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2024 and 2023:
	September 30, 2024	September 30, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.23	-
Weighted average discount rate	3.0%	-

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of September 30, 2024:
2025	$190,355
2026	97,421
Total lease payments	287,776
Less: imputed interest	(6,447)
Present value of lease liabilities	$281,329